DERIVATIVE INSTRUMENTS (Schedule of Cash Flow Hedges Reclassified in Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive income	$ 40	$ 37	$ 347
Revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive income	211	105	(77)
Operating expenses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive income	$ (171)	$ (68)	$ 424